Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000218613 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218613 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218613 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218613 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218613 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218613 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218613 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218613 | 46429B671 | iShares MSCI China ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218613 | 26441C204 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218613 | 057665200 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218613 | 60934N104 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218613 | 03676B102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 128030202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218613 | 750491102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218613 | 78440X887 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218613 | 739128106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218613 | 364760108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218613 | 46434G814 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218613 | 879433829 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218613 | 902788108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218613 | 172755100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000218613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000218613 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172452 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172452 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172452 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172452 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172452 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172452 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172452 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172452 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172452 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000172452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000172452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000172452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000172452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000172452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000172452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.80%
C000172452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000235579 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235579 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235579 | 85472N109 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235579 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235579 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235579 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235579 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 022671101 | Amalgamated Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235579 | 00766T100 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235579 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000235579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235579 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000235579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235579 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000235579 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.00%
C000235579 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.00%